Fees Summary	Nov. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,500,000.00
Previously Paid Amount	1,450.05
Total Fee Amount	1,450.05
Total Offset Amount	0.00
Net Fee	0.00
Narrative - Max Aggregate Offering Price	$ 10,500,000.00
Final Prospectus	true